T. ROWE PRICE Overseas Stock Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 2.5%
Common Stocks 2.5%
ANZ Group Holdings  6,135,720 120,404
BHP Group  2,977,928 75,208
BHP Group (GBP) (1) 4,038,707 101,340
Macquarie Group  995,126 137,811
Scentre Group  57,232,012 136,970
Total Australia (Cost $507,513) 571,733
AUSTRIA 0.5%
Common Stocks 0.5%
Erste Group Bank  1,291,665 118,115
Total Austria (Cost $103,144) 118,115
CANADA 3.4%
Common Stocks 3.4%
Brookfield  2,495,220 167,134
Definity Financial, Acquisition Date: 5/28/25, Cost $8,763 (2)
(3) 181,599 9,295
Definity Financial  2,592,332 139,663
Element Fleet Management  7,387,975 192,164
Great-West Lifeco  3,304,551 124,088
Magna International (USD) (1) 394,232 16,164
National Bank of Canada  1,388,257 144,406
Total Canada (Cost $391,284) 792,914
CHILE 0.7%
Common Stocks 0.7%
Antofagasta (GBP)  6,319,613 155,852
Total Chile (Cost $76,579) 155,852
CHINA 0.5%
Common Stocks 0.5%
Alibaba Group Holding (HKD)  3,561,368 53,544

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Tencent Holdings (HKD)  986,100 69,039
Total China (Cost $50,669) 122,583
DENMARK 0.7%
Common Stocks 0.7%
Novo Nordisk, Class B  3,243,926 150,869
Total Denmark (Cost $283,362) 150,869
FINLAND 1.5%
Common Stocks 1.5%
Mandatum  12,606,792 85,513
Sampo, Class A  17,284,506 185,526
Stora Enso, Class R  7,116,442 73,225
Total Finland (Cost $266,394) 344,264
FRANCE 10.7%
Common Stocks 10.7%
Air Liquide  1,102,421 216,886
AXA  4,586,262 222,751
Edenred  1,580,947 45,149
Engie  8,270,604 185,909
EssilorLuxottica  518,381 154,143
Kering  446,351 109,599
L'Oreal  399,976 176,983
Legrand  1,046,139 154,522
Safran  928,220 306,082
Sanofi  2,509,830 225,309
Societe Generale  3,255,764 207,811
Teleperformance  510,532 49,772
Thales  318,221 85,600
TotalEnergies  5,430,224 322,911
Total France (Cost $1,634,415) 2,463,427
GERMANY 8.9%
Common Stocks 8.9%
BASF  1,941,522 95,153
Covestro (2) 1,230,203 83,372
KION Group  1,719,674 105,717

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Muenchener Rueckversicherungs-Gesellschaft  577,361 377,981
Rheinmetall  67,625 133,864
SAP  1,484,366 424,463
Siemens  2,537,037 646,192
Siemens Healthineers  3,459,108 186,317
Total Germany (Cost $1,146,902) 2,053,059
HONG KONG 0.9%
Common Stocks 0.9%
AIA Group  15,797,800 147,302
Samsonite Group (1) 26,361,300 53,769
Total Hong Kong (Cost $188,561) 201,071
INDIA 0.6%
Common Stocks 0.6%
HDFC Bank  6,311,924 144,848
Total India (Cost $125,629) 144,848
IRELAND 1.1%
Common Stocks 1.1%
DCC (GBP)  1,434,386 89,837
Kingspan Group  720,111 59,764
Ryanair Holdings, ADR (USD)  1,728,447 107,630
Total Ireland (Cost $245,244) 257,231
ITALY 3.6%
Common Stocks 3.6%
Generali  1,985,700 74,078
Intesa Sanpaolo  24,177,817 145,678
Moncler  1,944,105 103,684
Prysmian (1) 3,160,591 252,416
UniCredit  3,355,285 246,861
Total Italy (Cost $417,087) 822,717

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 19.3%
Common Stocks 19.3%
Ajinomoto  4,671,900 123,602
Asics  5,164,100 121,404
Chugai Pharmaceutical  3,517,500 168,618
Denso  7,293,000 98,947
Electric Power Development  1,715,000 29,679
Hamamatsu Photonics  4,549,500 55,527
Hitachi  7,538,200 230,674
Isetan Mitsukoshi Holdings  8,993,800 127,105
KDDI  9,927,200 162,921
Mitsubishi  4,763,200 93,946
Mitsubishi Electric  11,694,200 263,029
Mitsubishi UFJ Financial Group  19,563,900 269,645
Mitsui Fudosan  18,565,300 165,942
NEC  5,289,300 151,887
Nomura Research Institute  2,497,200 98,815
Panasonic Holdings  10,273,500 97,180
Recruit Holdings  1,910,000 113,323
Renesas Electronics  5,955,200 72,434
Seven & i Holdings  8,991,000 118,530
Shimizu  6,748,800 74,763
Shin-Etsu Chemical  4,745,600 136,564
Sony Group  12,280,100 295,377
Subaru  4,348,700 79,998
Sumitomo  6,989,900 178,660
Sumitomo Mitsui Trust Group  4,362,034 114,350
Suzuki Motor  9,173,300 100,792
Sysmex  3,505,700 56,953
TechnoPro Holdings  3,928,600 124,420
Tokio Marine Holdings  7,884,000 316,566
Tokyo Electron  872,800 138,757
Toyota Motor  14,227,500 253,073
Total Japan (Cost $3,147,719) 4,433,481
NETHERLANDS 6.5%
Common Stocks 6.5%
ABN AMRO Bank, CVA  2,492,459 72,053
Adyen (2) 41,564 71,289
AerCap Holdings (USD)  1,118,092 119,915

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Akzo Nobel  1,057,870 66,436
Argenx, ADR (USD) (2) 186,339 124,909
ASML Holding  521,740 361,604
BE Semiconductor Industries  555,512 75,056
CVC Capital Partners  4,519,878 86,672
Heineken  1,757,669 137,963
ING Groep  9,016,786 210,140
Koninklijke Philips  6,733,469 175,847
Total Netherlands (Cost $1,099,921) 1,501,884
NORWAY 2.2%
Common Stocks 2.2%
DNB Bank  9,113,113 230,560
Equinor  7,458,288 191,585
Storebrand  6,261,844 88,920
Total Norway (Cost $322,889) 511,065
SINGAPORE 2.0%
Common Stocks 2.0%
DBS Group Holdings  5,091,740 186,890
Sea, ADR (USD) (2) 840,278 131,629
United Overseas Bank  4,912,900 136,494
Total Singapore (Cost $295,508) 455,013
SOUTH KOREA 1.6%
Common Stocks 1.6%
KT  3,446,403 138,667
Samsung Electronics  3,262,880 166,289
SK Square (2) 632,636 68,142
Total South Korea (Cost $238,592) 373,098
SPAIN 1.9%
Common Stocks 1.9%
Amadeus IT Group  1,909,591 153,328
Banco Santander  24,340,276 209,102
Puig Brands, Class B (1) 3,481,907 64,711
Total Spain (Cost $337,856) 427,141

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SWEDEN 2.5%
Common Stocks 2.5%
Autoliv, SDR  1,307,206 145,034
Sandvik  6,413,642 156,491
Skandinaviska Enskilda Banken, Class A  8,744,994 152,972
Telefonaktiebolaget LM Ericsson, Class B  15,510,893 112,665
Total Sweden (Cost $480,772) 567,162
SWITZERLAND 7.9%
Common Stocks 7.9%
ABB  4,070,924 265,824
Alcon  1,170,277 102,596
Holcim  1,231,843 98,239
Julius Baer Group  1,449,479 98,078
Nestle  4,916,724 429,609
Novartis  2,398,498 273,158
Roche Holding  1,112,541 347,194
Sonova Holding  197,766 53,834
UBS Group  4,021,615 149,459
Total Switzerland (Cost $1,386,999) 1,817,991
TAIWAN 2.5%
Common Stocks 2.5%
Taiwan Semiconductor Manufacturing  14,874,089 572,642
Total Taiwan (Cost $47,657) 572,642
UNITED KINGDOM 16.0%
Common Stocks 16.0%
Admiral Group  2,533,005 114,179
Ashtead Group  684,002 45,699
AstraZeneca, ADR (USD)  5,486,141 400,982
Aviva  14,140,349 120,815
Barclays  29,361,756 143,521
Bridgepoint Group  18,559,658 80,015
BT Group  67,175,007 183,458
Bunzl  3,485,587 103,443
Compass Group  8,428,761 296,182

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Diageo  4,246,948 102,936
Dowlais Group  30,748,677 28,411
Johnson Matthey  418,471 9,751
Kingfisher  39,065,819 138,911
Lloyds Banking Group  174,597,177 179,040
Melrose Industries  26,100,672 176,222
National Grid  16,058,059 225,649
Next  1,199,946 194,777
Persimmon  4,147,698 62,542
Segro  6,529,875 55,652
Shell, ADR (USD)  4,278,704 308,965
Standard Chartered  11,009,850 197,373
Unilever  8,339,043 483,835
WPP  6,689,110 36,218
Total United Kingdom (Cost $2,915,242) 3,688,576
UNITED STATES 1.4%
Common Stocks 1.4%
Broadcom  584,536 171,678
NXP Semiconductors  735,656 157,261
Total United States (Cost $66,624) 328,939
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.36% (4)(5) 362,690 363
Total Short-Term Investments (Cost $363) 363

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.36% (4)(5) 114,292,126 114,292
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 114,292
Total Securities Lending Collateral (Cost $114,292) 114,292
Total Investments in Securities  99.9%
(Cost $15,891,217) $ 22,990,330
Other Assets Less Liabilities 0.1% 30,094
Net Assets 100.0% $ 23,020,424
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2025.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $9,295 and represents 0.0% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.36% $ — $ — $ 6,282++
Totals $ —# $ — $ 6,282+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
T. Rowe Price Government
Reserve Fund, 4.36% $ 664,483  ¤  ¤ $ 114,655
Total $ 114,655^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6,282 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $114,655.

T. ROWE PRICE Overseas Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Overseas Stock Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Overseas Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Overseas Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Overseas Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F165-054Q3 07/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,539,133 $ 21,336,542 $ — $ 22,875,675
Short-Term Investments 363 — — 363
Securities Lending Collateral 114,292 — — 114,292
Total $ 1,653,788 $ 21,336,542 $ — $ 22,990,330